Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (28,701)	$ (41,452)
Changes in operating assets and liabilities:
Other receivable		9,877
Accounts payable and accrued liabilities	(6,823)	8,398
Due to related party	9,600	9,600
Net cash provided by (used in) operating activities	(25,924)	(13,577)
Net cash increase (decrease)	(25,924)	(13,577)
Beginning cash balance	49,227	62,804
Ending cash balance	23,303	49,227
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for tax